Provision for mine closure and reclamation	12 Months Ended
Dec. 31, 2017
Provision for mine closure and reclamation
14. Provision for mine closure and reclamation (continued)
	2017	2016
Balance, beginning of year	$40,676	$38,732
Accretion	1,944	1,944
Decrease to liability	(8,677)	-
Balance, end of year	$33,943	$40,676
The Company’s provision for mine closure and reclamation consists of costs accrued based on the current best estimate of mine closure and reclamation activities that will be required at the Bisha and Harena sites upon completion of mining in 2021. These activities include costs for earthworks, including land re-contouring and re-vegetation, water treatment and monitoring, and demolition and removal of physical infrastructure and equipment. The Company’s provision for future site closure and reclamation costs is based on the level of known disturbance as at December 31, 2017, known legal requirements for reclamation activities, and cost and timing estimates reviewed by a third-party specialist.

During 2017, a third-party specialist conducted a full review of the Bisha and Harena reclamation plan and provided an updated cost estimate. The review consisted of measuring the current mine footprint and disturbance areas, quantifying requisite work levels, obtaining cost estimates, and forecasting the timing of all expenditures to be incurred, including pre- and post-closure activities. Cost estimates obtained by the third-party specialist include both internal and external rate estimates, depending on which rate was deemed most appropriate for the type of work to be conducted. The overall cost estimate decreased as a result of internal rate estimates being lower than previously-used external rates.

Management used a pre-tax discount rate of 6.1% and an inflation factor of 2.5% in preparing the Company’s provision for mine closure and reclamation. Although the ultimate amount to be incurred is uncertain, based on known disturbances, legal requirements and estimated costs as at December 31, 2017, the undiscounted inflation-adjusted liability for provision for mine closure and reclamation is estimated to be approximately $45,915 (December 31, 2016 – $59,100). The forecast cash expenditures are expected to occur over a period of time extending up to ten years after the projected closure of the Bisha and Harena sites. Accretion expense of $1,944 (2016 – $1,944) is recorded in finance costs.